Financial risk management objectives and policies - Risks related to variations in prices of aircraft fuel (Details) - Aircraft fuel price risk R$ in Millions	Mar. 31, 2018 BRL (R$)
Percentage one
Financial risk management objectives and policies
Percentage of reasonably possible increase in risk assumption	25.00%
Percentage of reasonably possible decrease in risk assumption	(25.00%)
Impact on fuel hedges due to reasonably possible increase in designated risk component	R$ 31.8
Impact on fuel hedges due to reasonably possible decrease in designated risk component	R$ (21.5)
Percentage two
Financial risk management objectives and policies
Percentage of reasonably possible increase in risk assumption	50.00%
Percentage of reasonably possible decrease in risk assumption	(50.00%)
Impact on fuel hedges due to reasonably possible increase in designated risk component	R$ 58.4
Impact on fuel hedges due to reasonably possible decrease in designated risk component	R$ (48.1)